Other assets	12 Months Ended
Dec. 31, 2024
Other assets.
Other assets

17.Other assets

	31 December	31 December
Other non-current assets	2024	2023
Advances given for property, plant and equipment	5,579,973	4,876,960
Deposits and guarantees given	781,399	865,074
Prepaid expenses	269,916	538,810
VAT receivable	378,752	115,525
Others	207,638	220
	7,217,678	6,396,589

	31 December	31 December
Other current assets	2024	2023
VAT receivable	1,708,430	1,776,387
Prepaid expenses	2,155,974	1,545,878
Prepaid taxes	207,005	567,554
Restricted cash	736,054	1,133,069
Receivables from the Ministry of Transport and Infrastructure of Turkiye	-	109,576
Advances given to suppliers	214,192	144,715
Receivables from tax office	280,645	168,796
Others (*)	804,695	149,818
	6,106,995	5,595,793

(*) The amount of 677,553 TL consists of deferred receivables related to the subsidiaries disposed of, as presented in Note 3